OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
OTHER CURRENT LIABILITIES [Abstract]
Deferred drydocking, operating cost and charterhire revenue	$ 15,464	$ 18,281
Mark-to-market swaps valuation:
Current portion of the deferred tax benefit arising on intra-group transfer of long-term assets	7,256	0
Deferred credits from capital lease transactions	627	625
Other	928	1,265
Other current liabilities	110,981	96,427
Swap | Interest rate swap
Mark-to-market swaps valuation:
Derivative liabilities, current	59,084	50,051
Swap | Currency swap
Mark-to-market swaps valuation:
Derivative liabilities, current	$ 27,622	$ 26,205